CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ 2,153.8	$ (2,687.9)	$ 4,629.0
Items of other comprehensive income that were or will be reclassified to profit or loss
Foreign currency translation differences for foreign operations	(2.4)	(9.1)	(18.0)
Net change in fair value of investments in debt instruments at fair value through other comprehensive income, net of tax	7.6	4.4	(34.6)
Net change in fair value of investments in debt instruments at fair value through other comprehensive income that was transferred to profit or loss	0.7	13.6	2.6
Items of other comprehensive income that would never be reclassified to profit or loss
Net change in fair value of investments in equity instruments at fair value through other comprehensive income, net of tax	(0.1)	1.5	(1.9)
Defined benefit pension plans actuarial gains (losses), net of tax	(1.7)	0.1	8.5
Other comprehensive income for the year, net of tax	4.1	10.5	(43.4)
Total comprehensive income for the year	2,157.9	(2,677.4)	4,585.6
Attributable to:
Owners of the Company	2,151.3	(2,683.3)	4,578.2
Non-controlling interests	6.6	5.9	7.4
Total comprehensive income for the year	$ 2,157.9	$ (2,677.4)	$ 4,585.6